Note 15 - Derivative Financial Assets	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of hedge accounting [text block]
15
       Derivative financial assets

		December 31,
	2020	2019

Derivatives not designated as hedging instrument:
Gold exchange traded fund (Gold ETF)	1,112	-
Gold Hedge	-	102
	1,112	102

Gold ETF

In
April 2020
the South African subsidiary, Caledonia Mining South Africa Proprietary Limited, purchased a Gold ETF through Standard Bank Limited at a cost of
$1,058.
The Gold ETF is denominated in South African Rand and the instrument is utilised to invest excess short term Rands on hand at the South Africa subsidiary. The Gold ETF's value tracks the US spot gold price and was entered into to offset fluctuations in the South African Rand against the US Dollar. The total expense, representing the change in the Rand tracked US spot gold price, amounted to
$46
(
2019:
$Nil
) for the
6 months ended
June 30, 2020.
Foreign currency translation gains, due to the fluctuations in the Rand against the US Dollar on translation of the foreign subsidiary, amounted to
$100
(
2019:Nil
).

Gold Hedge

The Company entered into a hedge in
November 2019
at a cost of
$379.
The hedge was in the form of put options in respect of
4,600
ounces of gold for the period
January
to
June 2020
exercisable at a strike price of
$1,400
per ounce. At
December 31, 2019
the mark-to-market valuation, that represents the fair value of the hedge amounted to
$102
(
2018:
Nil
).   The hedges were entered into by the Company for economic hedging purposes to ensure sufficient cash availability for Blanket Mine's capital investment plan, rather than as a speculative investment. The total expense of the derivative contract amounted to
$102
(
2019:
$324
) for the
6 months ended
June 30, 2020.

Fair value losses on derivative assets	2020	2019

Gold ETF	46	-
Gold hedge	102	324
	148	324